Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Borrowings
Short-Term Debt
($ in millions)

At December 31:	2015	2014
Commercial paper	$600	$650
Short-term loans	590	480
Long-term debt—current maturities	5,271	4,601	*
Total	$6,461	$5,731	*

* Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B,
"Accounting Changes," for additional information.

Pre-Swap Borrowings (Long-Term Debt)
($ in millions)

At December 31:	Maturities	2015	2014
U.S. dollar notes and debentures (average interest rate at December 31, 2015):
2.80%	2016–2017	$9,351	$9,254		**
3.34%	2018–2019	7,591	6,835
1.46%	2020–2021	3,717	6,555
2.35%	2022	1,900	1,000
3.38%	2023	1,500	1,500
3.63%	2024	2,000	2,000
7.00%	2025	600	600
6.22%	2027	469	469
6.50%	2028	313	313
5.88%	2032	600	600
8.00%	2038	83	83
5.60%	2039	745	745
4.00%	2042	1,107	1,107
7.00%	2045	27	27
7.13%	2096	316	316
		30,319	31,404
Other currencies (average interest rate at December 31, 2015, in parentheses):
Euros (1.8%)	2016–2025	4,892	5,463
Pound sterling (2.7%)	2017–2022	1,555	1,176
Japanese yen (0.4%)	2017–2022	1,180	733
Swiss francs (6.3%)	2020	9	162
Canadian (2.2%)	2017	360	432
Other (13.8%)	2016–2020	506	367
		38,820	39,737
Less: net unamortized discount		838	853
Less: net unamortized debt issuance costs		74	83	**
Add: fair value adjustment*		790	792
		38,699	39,593	**
Less: current maturities		5,271	4,601	**
Total		$33,428	$34,991	**

* The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, “Accounting Changes,” for additional information.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)
($ in millions)

	2015		2014**
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$25,499	3.41%	$27,180	3.09%
Floating-rate debt*	13,199	0.96%	12,412	0.82%
Total	$38,699		$39,593

* Includes $7,338 million in 2015 and $5,839 million in 2014 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 101 through 105).

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, “Accounting Changes,” for additional information.

Pre-swap annual contractual maturities of long-term debt outstanding
($ in millions)

Total
2016	$5,273
2017	5,674
2018	4,691
2019	4,003
2020	4,505
2021 and beyond	14,675
Total	$38,820

Interest on Debt
($ in millions)

For the year ended December 31:	2015	2014	2013
Cost of financing	$540	$542	$587
Interest expense	481	484	405
Net investment derivative activity	(13)	0	(3)
Interest capitalized	0	4	22
Total interest paid and accrued	$1,008	$1,030	$1,011